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                               BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


March 3, 2006


Via EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

Re:      HSBC Advisor Funds Trust
         File Nos. 033-02205 and 811-07583

Dear Ladies and Gentlemen:

On behalf of HSBC Advisor Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of the Prospectuses do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, February 28, 2006.

Please direct any questions concerning the filing to the undersigned at (212) 701-8684.


Sincerely,

/s/Marc Schuman

Marc Schuman
Senior Counsel
BISYS Fund Services
Sub-Administrator to the Trust

Attachments

cc:      Richard Fabietti (HSBC)
         Elba Vasquez (HSBC)
         David Harris, Esq. (Dechert)
         Cynthia Baughman, Esq. (Dechert)